Note 4 - Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Finished products	$795,993	$613,622
In process	125,027	75,123
Raw materials and supplies	276,454	284,593
	1,197,474	973,338
Less excess of FIFO cost over LIFO cost	324,782	302,440
Total inventories	$872,692	$670,898